Taxes (Details) - Schedule of Significant Components of Deferred Tax	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Schedule Of Significant Components Of Deferred Tax Abstract
Deferred tax assets	$ 7,876	$ 1,008	$ 7,876
Transferred to consolidated statements of income	(7,876)	(1,008)
Valuation allowance
Net deferred tax assets			$ 7,876